Registration No. 333-68601

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As Filed with the Securities and Exchange Commission on September 13, 2002

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SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Post-Effective Amendment No. 8

FORM S-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

A. Exact name of trust: Sun Life of Canada (U.S.) Variable Account I

B. Name of depositor: Sun Life Assurance Company of Canada (U.S.)

C. Complete address of depositor's principal executive offices:

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

D. Name and complete address of agent for service:

Edward M. Shea

Assistant Vice President and Senior Counsel

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Copies to:

Joan E. Boros, Esq.

Jorden Burt Boros Cicchetti & Johnson LLP

Suite 400 East

1025 Thomas Jefferson St. N.W.

Washington, D.C. 20007-0805

It is proposed that this filing will become effective (check appropriate box)

____ immediately upon filing pursuant to paragraph (b)

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__X__ on October 1, 2002 pursuant to paragraph (b)

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____ 60 days after filing pursuant to paragraph (a)(1)

____ on May 1, 2002 pursuant to paragraph (a)(1) of Rule 485.

E. Title and amount of securities being registered:

Flexible Premium Combination Fixed and Variable Life Insurance Policies.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby declares that an indefinite amount of its Flexible Premium Combination Fixed and Variable Life Insurance Policies is being registered under the Securities Act of 1933.

F. Approximate date of proposed public offering:

As soon as practicable after the effective date of this Registration Statement.

RECONCILIATION AND TIE BETWEEN

FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF

FORM N-8B-2 CAPTION IN PROSPECTUS

1. Cover page

2. Cover page

3. Not applicable

4. Distribution of Policy

5. The Variable Account

6. The Variable Account

7. Not applicable

8. Other Information -- Financial Statements

9. Other Information -- Legal Proceedings

10. Summary of Policy; The Variable Account; The Funds; About the Policy; Voting Rights; Federal Income Tax Considerations

11. Summary of Policy; The Variable Account; The Funds

12. Summary of Policy; The Funds

13. Summary of Policy; Fees and Expenses of the Funds; About the Policy -- Charges and Deductions; Distribution of Policy; Federal Income Tax Considerations

14. About the Policy -- Policy Application, Issuance and Initial Premium

15. About the Policy -- Policy Application, Issuance and Initial Premium, -- Right of Return Period, -- Premium Payments, -- Account Value, -- Transfer Privileges

16. The Funds; About the Policy -- Premium Payments, --Account Value, -- Transfer Privileges, -- Surrenders and Surrender Charges, -- Partial Withdrawals, -- Policy Loans

17. Summary of Policy; About the Policy -- Account Value, -- Surrenders and Surrender Charges, -- Right of Return Period

18. The Variable Account; About the Policy -- Account Value

19. About the Policy -- Other Policy Provisions -- Report to Owner

20. Not applicable

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21. About the Policy -- Policy Loans, -- Death Benefit, -- Account Value

22. Not applicable

23. Our Directors and Executive Officers

24. Not applicable

25. Sun Life Assurance Company of Canada (U.S.)

26. Not applicable

27. Sun Life Assurance Company of Canada (U.S.)

28. Sun Life Assurance Company of Canada (U.S.); Our Directors and Executive Officers

29. Sun Life Assurance Company of Canada (U.S.)

30. Not applicable

31. Not applicable

32. Not applicable

33. Not applicable

34. Not applicable

35. Distribution of Policy

36. Not applicable

37. Not applicable

38. Distribution of Policy

39. Sun Life Assurance Company of Canada (U.S.); Distribution of Policy

40. Not applicable

41. Sun Life Assurance Company of Canada (U.S.); Distribution of Policy

42. Not applicable

43. Not applicable

44. About the Policy -- Application, Issuance and Initial Premium, -- Right of Return Period, -- Premium Payments, -- Account Value, -- Transfer Privileges, -- Charges and Deductions

45. Not applicable

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46. About the Policy -- Application, Issuance and Initial Premium, -- Right of Return Period, -- Premium Payments, -- Account Value, -- Transfer Privileges

47. The Funds

48. Cover page; Sun Life Assurance Company of Canada (U.S.); The Variable Account

49. Not applicable

50. The Variable Account

51. Summary of Policy; Sun Life Assurance Company of Canada (U.S.); About the Policy

52. The Funds; The Variable Account; About the Policy -- Other Policy Provisions, -- Addition, Deletion or Substitution of Investments, -- Modification

53. Federal Income Tax Considerations

54. Not applicable

55. Not applicable

56. Not applicable

57. Not applicable

58. Not applicable

59. Not applicable

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PART I

This Post-Effective Amendment to the Registration Statement (the "Registration Statement") on Form S-6 (File No. 333-68601) is being filed pursuant to Rule 485(b) under the Securities Exchange Act of 1933, as amended, to supplement the prospectus in the Registration Statement. The supplement included in this Amendment describes additional investment options to be made available under the flexible premium variable life insurance policies offered pursuant to the Registration Statement. This Amendment relates only to the supplement to the prospectus and does not delete, amend or supersede any information contained in the Registration Statement, as amended.

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SUPPLEMENT DATED OCTOBER 1, 2002

TO

PROSPECTUS DATED MAY 1, 2002

FOR

FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

This supplement contains information on eight new investment options available as Sub-Accounts under the Futurity Protector Variable Universal Life Insurance Policies.

I. The display of Variable Sub-Account Investment Options on page ii is changed to reflect 53 variable Sub-Accounts with the additions as follows:

PIMCO Variable Insurance Trust

PIMCO Emerging Markets Bond Portfolio

PIMCO High Yield Portfolio

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

Scudder VIT Funds

Scudder VIT EAFE® Equity Index Fund

Scudder VIT Small Cap Index Fund

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund

Templeton Growth Securities Fund

II. The first bullet of the Investment Options section on page 1 is changed to read: "You may allocate your net premium payments among the 53 variable Sub-Accounts and the Fixed Account Option listed on page ii of this prospectus.

III. Footnote 2 of The Underlying Fund Annual Expenses (1) Table on pages 4-6 is changed to read:

All expense figures are shown after expense reimbursements or waivers, except for the bracketed figures which show what the expense figures would have been absent reimbursement. All expense figures are based on actual expenses for the fiscal year ended December 31, 2001, except that the expense figures shown for PIMCO Emerging Markets Bond Portfolio, Scudder VIT EAFE® Equity Index Fund, Scudder VIT Small Cap Index Fund, SCSM Alger Growth Fund, SCSM Alger Income & Growth Fund, SCSM Alger Small Capitalization Fund and Sun Capital All Cap FundSM are estimates for the year 2002. No actual expense figures are shown because the PIMCO Emerging Markets Bond Portfolio commenced operations in September, 2002, the Scudder Funds commenced operations on April 30, 2002 and the others commenced operations in either April or May of 2002. Therefore, they have less than ten months of investment experience.

IV. The Underlying Fund Annual Expenses (1) Table on pages 4-6 is amended by the addition of the following:

	Management Fees (After Reimbursement)	Other Expenses (After Reimbursement)(2)	12b-1 or Other Service Fees	Total Fund Annual Expenses (After Reimbursement)(2)
PIMCO Emerging Markets Bond Portfolio(15)(16)	0.45%	0.68%	0.15%	1.00%[1.28%]
PIMCO High Yield Portfolio(15)(17)	0.25%	0.36%	0.15%	0.75%[0.76%]
PIMCO Real Return Portfolio(15)(18)	0.25%	0.27%	0.15%	0.66%[0.67%]
PIMCO Total Return Portfolio(15)(17)	0.25%	0.26%	0.15%	0.65%[0.66%]
Scudder VIT EAFE® Equity Index Fund(19)	0.45%	0.20%	0.25%	0.90%[1.05%]
Scudder VIT Small Cap Index Fund(19)	0.35%	0.10%	0.25%	0.70%[0.88%]
Templeton Foreign Securities Fund(20)	0.69%	0.22%	0.25%	1.15%[1.16%]
Templeton Growth Securities Fund(21)	0.80%	0.05%	0.25%	1.10%

(15) PIMCO has contractually agreed to reduce Total Fund Annual Expenses to the extent such expenses, due to the payment of organizational expenses and Trustees' fees, would exceed a certain percentage per annum of such Portfolio's average daily net assets. See Table below. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

PIMCO Emerging Markets Bond Portfolio	1.00%
PIMCO High Yield Portfolio	0.75%
PIMCO Real Return Portfolio	0.65%
PIMCO Total Return Portfolio	0.65%

(16) "Other Expenses" reflect a 0.40% administrative fee and 0.28% representing the estimated organizational expenses and pro rata Trustees' fees.

(17) For PIMCO High Yield Portfolio and PIMCO Total Return Portfolio, "Other Expenses" reflect an administrative fee of 0.35% and 0.25%, respectively, and 0.01% representing the pro rata Trustees' fees.

(18) "Other Expenses" reflect a 0.25% administrative fee, 0.01% representing the pro rata Trustees' fees and 0.01% interest expense. Interest expense is generally incurred as a result of investment management activities. The ratio of net expenses to average net assets excluding interest expense is 0.65%.

(19) The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.

(20) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

(21) The Fund administration fee is paid indirectly through the management fee.

V. The first sentence of the fifth paragraph of The Variable Account section of page 7 is changed to read: "The Variable Account is divided into 53 Sub-Accounts."

VI. The first sentence of the fourth margin paragraph on page 7 is changed to read: "The Variable Account has 53 Sub-Accounts."

VII. The Funds section beginning on page 8 is amended by the addition of the following:

PIMCO Variable Insurance Trust (advised by Pacific Investment Management Company LLC ("PIMCO"))

PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar.

PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO Real Return Portfolio seeks maximum total return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three to six year time frame based on PIMCO's forecast for interest rates.

Scudder VIT Funds (advised by Deutsche Asset Management, Inc.)

Scudder VIT EAFE® Equity Index Fund seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE Index (EAFE Index), which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East.

Scudder VIT Small Cap Index Fund seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small U.S. companies.

Franklin Templeton Variable Insurance Products Trust (managed by Templeton Investment Counsel, LLC ("TIC"), except for the Templeton Growth Securities Fund, which is managed by Templeton Global Advisors Limited ("TGAL"))

Templeton Foreign Securities Fund seeks long term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Templeton Growth Securities Fund seeks long term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION OF REASONABLENESS OF FEES

Sun Life Assurance Company of Canada (U.S.)("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life (U.S.).

UNDERTAKING ON INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to its certificate of incorporation, bylaws, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.

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CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

The supplement consisting of 3 pages.

The undertaking to file reports.

Representation of reasonableness of fees.

The Rule 484 undertaking.

The signatures.

Written consents of the following persons:

Edward M. Shea, Esq.

Georges C. Rouhart, FSA, MAAA

Deloitte & Touche LLP, Independent Public Accountants

The following exhibits:

1. (1)(a) Resolutions of the Board of Directors of Sun Life Assurance Company of Canada (U.S.),

dated October 29, 1998, authorizing the establishment of one or more separate accounts(1)

(1)(b) Record of Action, dated December 1, 1998, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account I(1)

(1)(c) Record of Action, dated March 30, 1999, relating to the establishment of Sun Life of Canada (U.S.) Variable Account I(2)

(2) Not applicable

(3)(a) Form of Marketing Coordination Agreement(11)

(3)(b) Specimen Sales and General Agent Agreement(7)

(3)(c) Schedule of Sales Commissions(7)

(3)(d) Variable Life Insurance Supplement and Commission Schedule(7)

(3)(e) Broker-Dealer Administrative Services Supervisory Agreement(7)

(4) Not Applicable

(5)(a)(i) Futurity Protector Flexible Premium Combination Fixed and Variable Life Insurance Policy(8)

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(5)(a)(ii) Futurity Flexible Premium Combination Fixed and Variable Life Insurance Policy(8)

(5)(b) Form of Accelerated Death Benefit Rider(2)

(5)(c) Form of Accidental Death Benefit Rider(2)

(5)(d) Form of Payment of Stipulated Amount Rider(2)

(5)(e) Form of Waiver of Monthly Deductions Rider(7)

(5)(f) Supplemental Insurance Rider(7)

(6)(a) Certificate of Incorporation of Sun Life of Canada (U.S.)(3)

(6)(b) Bylaws of Sun Life of Canada (U.S.)(3)

(7) Not Applicable

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(8)(a) Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(2)

(8)(a)(i) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(2)

(8)(a)(ii)Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(2)

(8)(a)(iii)Amendment No. 6 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(10)

(8)(b) Participation Agreement by and among The Alger American Fund, Sun Life Assurance Company of Canada (U.S.), and Fred Alger and Company, Incorporated(2)

(8)(c) Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.)(2)

(8)(c)(1)Amendment No. 5 to Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.)(10)

(8)(d) Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company(2)

(8)(d)(i) Amendment No. 4 to Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company(10)

(8)(e) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), OCC Accumulation Trust, and OCC Distributors(2)

(8)(f) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc.(2)

(8)(f)(i) Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc.(10)

(8)(f)(ii) Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust, and Sun Capital Advisers, Inc.(10)

(8)(g) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc.(10)

(8)(h) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation(10)

(8)(h)(i) Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation(10)

(8)(h)(ii)Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation(10)

(8)(i) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.(10)

(8)(i)(i) Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.(10)

(9) Not Applicable.

(10)(a) Application for Futurity Protector Flexible Premium Combination Fixed and Variable Life Insurance Policy(8)

(10)(b) Application for Futurity Flexible Premium Combination Fixed and Variable Life Insurance Policy(8)

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(11) Memorandum describing Sun Life of Canada (U.S.)'s Issuance, Transfer and Redemption Procedures(8)

2. Opinion and Consent of Counsel as to the Legality of the Securities Being Registered

3. None

4. Not applicable

5. Not applicable

6. Opinion and Consent of Georges C. Rouhart, FSA, MAAA

7. Consent of Deloitte & Touche LLP, Independent Public Accountants

8. Powers of Attorney(6)

(1) Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6 File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on April 27, 1999.

(3) Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on August 12, 1999.

(5) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.

(6) Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 3 to Form N-4 Registration Statement of Sun Life of Canada (U.S.) Variable Account F, File No. 333-30844, filed February 9, 2001.

(7) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on February 12, 2001.
    Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on February 26, 2001.

(9) Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, file No. 333-94359, filed with the Securities and Exchange Commission on January 10, 2000.

(10) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.

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(11) Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-59662, filed with the Securities and Exchange Commission on April 26, 2002.

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SIGNATURES

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Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and that is has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the city of Wellesley Hills, and the Commonwealth of Massachusetts, on the 13th day of September, 2002.

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SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

(Registrant)

By: SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Depositor)

By: /s/ James A. McNulty, III

James A. McNulty, III, President

Attest: /s/ Ellen B. King

Ellen B. King, Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.

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/s/ James A. McNulty, III James A. McNulty, III	President and Director (Principal Executive Officer)	September 13, 2002
/s/ Davey Scoon Davey Scoon	Vice President and Chief Administrative and Financial Officer and Treasurer (Principal Financial & Accounting Officer)	September 13, 2002
*/s/ Donald A. Stewart Donald A. Stewart	Chairman and Director
*/s/ C. James Prieur C. James Prieur	Vice Chairman and Director
*/s/ James C. Baillie James C. Baillie	Director
*/s/ David D. Horn David D. Horn	Director
*/s/ Angus MacNaughton Angus MacNaughton	Director
*/s/ S. Caesar Raboy S. Caesar Raboy	Director
*/s/ William W. Stinson William W. Stinson	Director
By: /s/ Edward M. Shea Edward M. Shea, Attorney-In-Fact		September 13, 2002

*By Edward M. Shea pursuant to Powers of Attorney.

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EXHIBIT INDEX

1. Opinion and Consent of Counsel as to the Legality of the Securities Being Registered

2. Representation of Counsel Pursuant to Rule 485(b)